Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 8,109		$ 8,271	$ 7,996
Income tax on unappropriated earnings	(20)		(2,070)	(60)
Income tax adjustments on prior years	(91)		7	(2)
Others	12		8	10
Current tax	8,010		6,216	7,944
Deferred tax
Deferred tax expense recognized for the year	(63)		208	(101)
Income tax adjustments on prior years	(1)		19	6
Change in tax rate	0		(38)	0
Deferred tax	(64)		189	(95)
Income tax expense recognized in profit or loss	$ 7,946	$ 266	$ 6,405	$ 7,849